Finance Costs (Details) - Schedule of finance costs - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finance Income
Finance income received on net investment in lease	$ 8	$ 1
Total finance income	8	1
Finance Expense
Finance charge accrued on convertible loan notes	303	61	12
Interest expense on lease liabilities	17	31
Total finance expenses	320	92	12
Net finance expense recognized in Statement of Comprehensive Income	$ 312	$ 92	$ 12